UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska 68137

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

 7/31

Date of reporting period:  10/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Generations Multi-Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2010
			Shares	Market Value

COMMON STOCK - 88.67%
BANKS - 5.61%
State Street Corp.			44,000	$ 1,837,440
US Bancorp			77,000	1,861,860
				3,699,300
BEVERAGES - 3.77%
PepsiCo, Inc.			38,000	2,481,400

CHEMICALS - 2.11%
Ecolab, Inc.			28,200	1,390,824

COMMERCIAL SERVICES - 2.77%
Paychex, Inc.			66,000	1,828,200

COMPUTERS - 2.15%
Accenture PLC - Cl. A			31,700	1,417,307

COSMETICS / PERSONAL CARE - 7.27%
Colgate-Palmolive Co.			30,000	2,313,600
Procter & Gamble Co.			39,000	2,479,230
				4,792,830
DISTRIBUTION / WHOLESALE - 2.34%
Fastenal Co.			30,000	1,544,400

DIVERSIFIED FINANCIAL SERVICES - 4.42%
Lazard Ltd. - Cl. A			40,000	1,476,000
T Rowe Price Group, Inc.			26,000	1,437,020
				2,913,020
ELECTRONICS - 2.20%
Flextronics International Ltd. *			202,000	1,448,340

ENGINEERING & CONSTRUCTION - 4.44%
Fluor Corp.			31,000	1,493,890
Jacobs Engineering Group, Inc. *			37,000	1,428,570
				2,922,460
ENVIRONMENTAL CONTROL - 2.50%
Stericycle, Inc. *			23,000	1,650,020

FOOD - 2.42%
McCormick & Co.			36,000	1,591,920

Generations Multi-Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
			Shares	Market Value

HEALTHCARE - PRODUCTS - 6.82%
Johnson & Johnson			41,000	$ 2,610,470
Stryker Corp.			38,000	1,880,620
				4,491,090
MEDIA - 3.34%
Walt Disney Co.			61,000	2,202,710

OIL & GAS - 7.35%
Exxon Mobil Corp.			31,000	2,060,570
Helmerich & Payne, Inc.			32,000	1,368,960
Noble Corp.			41,000	1,415,730
				4,845,260
OIL & GAS SERVICES - 2.33%
Schlumberger Ltd.			22,000	1,537,580

PHARMACEUTICALS - 4.89%
Abbott Laboratories			34,500	1,770,540
Teva Pharmaceutical Industries Ltd. - ADR			28,000	1,452,640
				3,223,180
REAL ESTATE - 2.34%
CB Richard Ellis Group, Inc. *			84,000	1,541,400

RETAIL - 6.02%
Wal-Mart Stores, Inc.			41,300	2,237,221
Yum! Brands, Inc.			34,900	1,729,644
				3,966,865
SEMICONDUCTORS - 3.02%
Applied Materials, Inc.			161,000	1,989,960

SOFTWARE - 8.27%
Autodesk, Inc. *			48,000	1,736,640
Cerner Corp. *			16,000	1,405,280
Intuit, Inc. *			48,000	2,304,000
				5,445,920
TELECOMMUNICATIONS - 2.29%
Cisco Systems, Inc. *			66,000	1,506,780

TOTAL COMMON STOCK				58,430,766
( Cost - $47,340,054)

Generations Multi-Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010
			Shares	Market Value

EXCHANGE TRADED FUNDS - 9.96%
EQUITY FUND - 9.96%
iShares Dow Jones US Home Construction Index Fund			41,000	$ 465,760
iShares Nasdaq Biotechnology Index Fund			23,000	2,053,900
Powershares QQQ			32,000	1,670,080
SPDR S&P 500 ETF Trust			20,000	2,370,600
TOTAL EXCHANGE TRADED FUNDS				6,560,340
( Cost - $6,375,486)

SHORT-TERM INVESTMENTS - 7.47%
MONEY MARKET FUND - 7.47%
AIM STIT-Treasury Portfolio, Institutional Class, 0.02% +			4,922,150	4,922,150
TOTAL SHORT-TERM INVESTMENTS
( Cost - $4,922,150)

TOTAL INVESTMENTS - 106.10%
( Cost - $58,637,690)				69,913,256
LIABILITIES IN EXCESS OF OTHER ASSETS - (6.10%)				(4,018,140)
NET ASSETS - 100.00%				$ 65,895,116

*Non-income producing security
+Money market fund; interest rate reflects seven-day effective yield on October 31, 2010
ADR - American Depositary Receipt

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
Unrealized appreciation				$ 11,367,293
Unrealized depreciation				(91,727)
Net unrealized appreciation				$ 11,275,566

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Generations Multi-Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2010

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the Fund's assets carried at fair value:
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 58,430,766	$ -	$ -	$ 58,430,766
Exchange-Traded Funds	6,560,340	-	-	6,560,340
Short-Term Investments	4,922,150	-	-	4,922,150
Total	$ 69,913,256	$ -	$ -	$ 69,913,256

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/21/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/21/10

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/21/10